Goodwill and Other Intangible Assets (Details) - Schedule of estimated amortization expense relating to intangible assets $ in Thousands	Sep. 30, 2020 USD ($)
Schedule of estimated amortization expense relating to intangible assets [Abstract]
Remaining 3 months of 2020	$ 6,019
2021	23,857
2022	21,884
2023	7,315
Thereafter	6,008
Total	$ 65,083